INTEREST AND OTHER FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2023
INTEREST AND OTHER FINANCE COSTS
Summary of interest and other finance costs

	Year ended December 31,
	2023	2022
Interest	$532.7	$427.1
Termination of hedged arrangements	8.7	—
Amortization of deferred financing costs	18.6	13.8
Accretion of landfill closure and post-closure obligations	34.4	20.1
Other finance costs	32.8	28.3
Interest and other finance costs	$627.2	$489.3